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November 18, 2009

VIA EDGAR

John Ganley
U.S. Securities and Exchange Commission
Office of Disclosure and Review
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

Re:	First Eagle Funds (the Trust)
485APOS Filing - Registration Statement

Dear Mr. Ganley:

On behalf of First Eagle Funds, we herewith transmit the enclosed Registration Statement as a 485APOS filing pursuant to Rule 485(a)(1) promulgated under the Securities Act of 1933.

As you discussed with my colleague, Nathan Greene, over the summer, the accompanying Registration Statement is being filed early for your review of changes made to conform with the new summary prospectus regulations.  We have designated February 5, 2010 as the effective date, but we plan to submit a delaying amendment to this Registration Statement followed by a 485BPOS filing with our customary effective date of March 1st.

If you have any questions or comments concerning the Registration Statement, please call me at (212) 848-8531 or Nathan J. Greene at (212) 848-4668.

We appreciate your time and attention to this matter.

Very truly yours,

/s/ Michael J. Blankenship
Michael J. Blankenship

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